Share capital (Details Narrative) - USD ($)						1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2024	Sep. 19, 2024	May 10, 2024	Nov. 03, 2023	Oct. 31, 2023	Aug. 31, 2024	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2024	Aug. 01, 2024	Aug. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate outstanding common shares		8,425,352						382,667
Warrant exercise price			$ 5				$ 0.60	$ 0.60
Issuance of warrants, shares								884,000
Beneficially owning description								beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of our outstanding common shares immediately following the consummation of this offering
Sale price per share	$ 0.78
Aggregate market value		$ 75,000,000
Price per share	$ 0.81
Proceeds from initial public offering					$ 3,500,000			$ 997,000
Share issue costs related to underwriter fee and legal cost fees				$ 796,346
Issuance of warrants, value								$ 549,059
Stock Issued During Period, Shares, Conversion of Units						501,875
Stock Issued During Period, Value, Conversion of Units						$ 300,000
Debt Instrument, Increase, Accrued Interest						$ 4,347
Debt Instrument, Interest Rate During Period			8.00%			8.00%
Share issued						8,425,353	9,692,020	9,692,020	8,425,353		6,306,979
Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from initial public offering			$ 15,000,000.00			$ 487,491
Share issue costs related to commitment fees			$ 200,000
Share issued										741,499
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Units issued				875,000
Proceeds from initial public offering				$ 3,500,000
Non Affiliates [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate outstanding common shares		4,912,531
Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued								$ 1,284,000
Warrant exercise price							$ 0.0001	$ 0.0001
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate outstanding common shares							(884,000)
Warrant exercise price							$ 0.0001	$ 0.0001
Issuance of warrants, shares								884,000
Prefunded Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-funded warrants							884,000	884,000
Pre-funded warrants							1,240,000	1,240,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate market value	$ 3,980,000
Issuance of warrants, value								$ 549,059
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pre-funded warrants							1,666,667	1,666,667
Warrant Liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price				$ 4
Issuance of warrants, shares			1,000,000	26,250					26,250
Issuance of warrants, value				$ 48,283					$ 48,283
Warrants expiring date				Oct. 31, 2028